Operating Segments - Summary of External Revenue by Location of Customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenue	€ 91,893	€ 68,020
Percentage of entity's revenue	100.00%	100.00%
SPAIN
Disclosure of geographical areas [line items]
Revenue	€ 11,484	€ 14,892
Percentage of entity's revenue	12.00%	22.00%
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	€ 13,399	€ 11,840
Percentage of entity's revenue	15.00%	17.00%
ITALY
Disclosure of geographical areas [line items]
Revenue	€ 4,935	€ 7,016
Percentage of entity's revenue	5.00%	10.00%
GERMANY
Disclosure of geographical areas [line items]
Revenue	€ 22,715	€ 1,896
Percentage of entity's revenue	25.00%	3.00%
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue	€ 39,360	€ 32,376
Percentage of entity's revenue	43.00%	48.00%